Note 03 - Assets and liabilities disposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets and liabilities disposed
Cash and cash equivalents	€ 7	€ 1,126	€ 0
All remaining assets	105	659	3,507
Total assets disposed	113	1,785	3,507
Total liabilities disposed	€ 213	€ 1,676	€ 8,102